Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 12,053	$ 10,579	$ 10,457	$ 11,527	$ 11,210	$ 11,666	$ 11,111	$ 10,703	$ 9,816	$ 9,600	$ 12,810
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	11,831	10,384	10,337	11,491	11,252	11,806	11,318	10,989	10,168	10,000	$ 12,574
Class M
Account Value [Line Items]
Line Graph and Table Measure Name											Class M (with sales charge)
Accumulated Value	11,874	10,444	10,363	11,436	11,154	11,642	11,114	10,735	9,879	9,675	$ 12,592
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	12,280	10,815	10,711	11,851	11,542	12,045	11,504	11,101	10,208	10,000	$ 13,041
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	12,940	11,324	11,163	12,250	11,885	12,328	11,695	11,223	10,264	10,000	$ 13,824
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	12,843	11,250	11,094	12,197	11,833	12,275	11,657	11,214	10,266	10,000	$ 13,695
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,784	11,166	10,683	10,633	10,625	10,500	10,248	10,093	10,029	10,000	$ 12,306
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,784	11,166	10,683	10,633	10,625	10,500	10,248	10,093	10,029	10,000	$ 12,306
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,784	11,166	10,683	10,633	10,625	10,500	10,248	10,093	10,029	10,000	$ 12,306
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,784	11,166	10,683	10,633	10,625	10,500	10,248	10,093	10,029	10,000	$ 12,306
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,784	11,166	10,683	10,633	10,625	10,500	10,248	10,093	10,029	10,000	$ 12,306
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	$ 11,784	$ 11,166	$ 10,683	$ 10,633	$ 10,625	$ 10,500	$ 10,248	$ 10,093	$ 10,029	$ 10,000	$ 12,306